UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 35.3%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 2.5%
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	$806,286
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,933,348
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,018,495

Total Bangladesh			$3,758,129

Bosnia and Herzegovina — 1.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,608	$781,174
Republic of Srpska, 1.50%, 10/30/23	BAM	1,393	673,772
Republic of Srpska, 1.50%, 5/31/25	BAM	414	194,088
Republic of Srpska, 1.50%, 12/24/25	BAM	921	426,890
Republic of Srpska, 1.50%, 9/25/26	BAM	469	211,976

Total Bosnia and Herzegovina			$2,287,900

Brazil — 4.9%
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	3,121	$940,641
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	10,000	2,917,897
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	12,035	3,406,539

Total Brazil			$7,265,077

Czech Republic — 4.0%
Czech Republic Government Bond, 0.00%, 11/9/17(1)	CZK	145,580	$6,039,425

Total Czech Republic			$6,039,425

Dominican Republic — 5.8%
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	39,700	$879,648
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	11,400	257,498
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	247,100	5,784,385
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	74,600	1,675,585

Total Dominican Republic			$8,597,116

Georgia — 0.7%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$221,535
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	211,746
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,565
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	216,540
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	359,576

Total Georgia			$1,015,962

Iceland — 6.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,670,424
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	621,458
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,074,281

Total Iceland			$10,366,163

Lebanon — 0.3%
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	621,360	$412,330

Total Lebanon			$412,330

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.3%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	14,110	$3,482,156

Total Malaysia			$3,482,156

Serbia — 4.1%
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	$1,079,432
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	438,740	4,152,494
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	929,070

Total Serbia			$6,160,996

Vietnam — 2.3%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$908,685
Vietnam Government Bond, 7.20%, 1/15/17	VND	50,000,000	2,274,003
Vietnam Government Bond, 7.60%, 10/31/16	VND	7,000,000	316,558

Total Vietnam			$3,499,246

Total Foreign Government Bonds (identified cost $55,700,077)			$52,884,500

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$166,535	$185,581
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(2)(3)		479,237	541,803

Total Collateralized Mortgage Obligations (identified cost $666,612)			$727,384

Mortgage Pass-Throughs — 2.3%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.93% with maturity at 2035(3)(4)		$777,777	$793,070
3.85% with maturity at 2035(4)		604,677	650,010
7.00% with maturity at 2033		377,243	443,499
7.50% with maturity at 2035		241,727	290,728
8.50% with maturity at 2032		198,824	246,783

			$2,424,090

Government National Mortgage Association:
7.00% with maturity at 2035(3)		$656,385	$779,616
9.00% with various maturities to 2024		273,539	301,345

			$1,080,961

Total Mortgage Pass-Throughs (identified cost $3,272,834)			$3,505,051

Currency Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call MXN/Put USD	Deutsche Bank AG	USD 1,979	MXN 18.33	1/11/17	$37,821
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR 2,108	SEK 9.30	10/17/16	6,340

Total Currency Options Purchased (identified cost $158,846)					$44,161

Short-Term Investments — 57.9%

Foreign Government Securities — 15.2%

Security	Principal Amount (000’s omitted)		Value
Georgia — 3.3%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	11,499	$4,875,214

Total Georgia			$4,875,214

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	32,685	$180,094

Total Iceland			$180,094

Kazakhstan — 2.0%
National Bank of Kazakhstan Note, 0.00%, 8/10/16	KZT	524,403	$1,481,295
National Bank of Kazakhstan Note, 0.00%, 1/20/17	KZT	571,185	1,525,175

Total Kazakhstan			$3,006,470

Mexico — 4.7%
Mexico Cetes, 0.00%, 2/2/17	MXN	135,487	$7,059,244

Total Mexico			$7,059,244

Sri Lanka — 5.1%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	535,100	$3,440,751
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	646,670	4,150,244

Total Sri Lanka			$7,590,995

Total Foreign Government Securities (identified cost $23,239,219)			$22,712,017

U.S. Treasury Obligations — 37.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/4/16		$44,100	$44,099,559
U.S. Treasury Bill, 0.00%, 8/18/16		400	399,967
U.S. Treasury Bill, 0.00%, 9/22/16		11,000	10,996,447

Total U.S. Treasury Obligations (identified cost $55,492,153)			$55,495,973

Other — 5.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(5)	$8,571	$8,571,390

Total Other (identified cost $8,571,390)		$8,571,390

Total Short-Term Investments (identified cost $87,302,762)		$86,779,380

Total Investments — 96.1% (identified cost $147,101,131)		$143,940,476

Currency Options Written — (0.0)%(6)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call MXN/Put USD	Goldman Sachs International	USD 1,979	MXN 18.33	1/11/17	$(37,821)
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR 2,108	SEK 9.30	10/17/16	(6,340)

Total Currency Options Written (premiums received $139,353)					$(44,161)

Other Assets, Less Liabilities — 3.9%					$5,928,863

Net Assets — 100.0%					$149,825,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $14,636,541 or 9.8% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $33,463.

(6)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	17,429,164	EUR	3,937,540	Morgan Stanley & Co. International PLC	8/4/16	$69,824	$—
KES	118,800,000	USD	1,157,331	Citibank, N.A.	8/5/16	13,659	—
INR	385,405,000	USD	5,710,854	BNP Paribas	8/9/16	42,165	—
INR	132,445,000	USD	1,962,715	Standard Chartered Bank	8/9/16	14,319	—
IDR	4,521,274,000	USD	332,853	Goldman Sachs International	8/11/16	11,940	—
MNT	2,755,000,000	USD	1,331,662	ICBC Standard Bank plc	8/11/16	—	(4,540)
RUB	374,165,000	USD	5,624,850	Citibank, N.A.	8/12/16	30,634	—
CLP	3,236,264,000	USD	4,725,853	BNP Paribas	8/16/16	210,657	—
IDR	12,918,970,000	USD	957,244	BNP Paribas	8/16/16	27,352	—
IDR	12,429,434,000	USD	920,767	Standard Chartered Bank	8/16/16	26,520	—
MXN	1,850,000	USD	99,885	Deutsche Bank AG	8/19/16	—	(1,394)
USD	965,470	MXN	18,410,714	BNP Paribas	8/19/16	—	(14,683)
PHP	190,535,000	USD	4,038,251	Bank of America, N.A.	8/22/16	7,266	—
RUB	52,572,100	USD	790,320	Citibank, N.A.	8/23/16	2,069	—
RUB	52,865,569	USD	795,246	JPMorgan Chase Bank, N.A.	8/23/16	1,566	—
USD	6,721,849	EUR	5,912,187	BNP Paribas	8/31/16	104,725	—
RSD	448,485,000	EUR	3,496,959	Deutsche Bank AG	9/1/16	142,577	—
IDR	11,167,925,000	USD	819,243	BNP Paribas	9/7/16	29,480	—
IDR	8,375,735,000	USD	614,432	Deutsche Bank AG	9/7/16	22,095	—
IDR	6,144,323,000	USD	445,564	Deutsche Bank AG	9/7/16	21,383	—
IDR	2,824,340,000	USD	204,811	Deutsche Bank AG	9/7/16	9,829	—
IDR	2,820,240,000	USD	204,810	Standard Chartered Bank	9/7/16	9,518	—
SEK	9,241,000	EUR	976,293	Standard Chartered Bank	9/7/16	—	(11,240)
SEK	51,407,555	EUR	5,438,512	Standard Chartered Bank	9/7/16	—	(70,820)
USD	1,152,070	EUR	1,018,000	Deutsche Bank AG	9/7/16	12,336	—
IDR	4,556,730,501	USD	336,974	BNP Paribas	9/8/16	9,269	—
IDR	4,556,735,000	USD	337,974	Deutsche Bank AG	9/8/16	8,269	—
IDR	4,156,635,499	USD	307,216	Standard Chartered Bank	9/8/16	8,626	—
EUR	1,276,877	USD	1,441,032	Goldman Sachs International	9/14/16	—	(10,998)
NOK	45,690,000	EUR	4,848,657	Standard Chartered Bank	9/20/16	—	(15,950)
HKD	37,581,000	USD	4,848,035	Bank of America, N.A.	9/22/16	—	(1,084)
USD	4,848,223	HKD	37,581,000	Bank of America, N.A.	9/22/16	1,272	—
KES	35,800,000	USD	344,231	ICBC Standard Bank plc	9/26/16	5,661	—
USD	646,069	EUR	565,611	Goldman Sachs International	9/28/16	12,201	—
USD	10,245,630	EUR	8,970,673	Standard Chartered Bank	9/28/16	192,386	—
GBP	1,165,000	USD	1,565,730	Morgan Stanley & Co. International PLC	10/3/16	—	(22,245)
NZD	2,539,000	USD	1,800,962	Standard Chartered Bank	10/3/16	27,626	—
BRL	3,121,000	USD	848,674	Standard Chartered Bank	10/5/16	94,539	—
USD	704,356	BRL	3,121,000	Standard Chartered Bank	10/5/16	—	(238,857)
IDR	4,082,469,000	USD	308,111	Deutsche Bank AG	10/13/16	435	—
IDR	12,949,859,000	USD	978,603	Bank of America, N.A.	10/18/16	—	(647)
KES	21,236,000	USD	204,783	Citibank, N.A.	11/2/16	1,121	—
USD	3,373,178	EUR	3,032,179	Standard Chartered Bank	11/2/16	—	(30,020)
ARS	79,484,000	USD	4,440,447	Citibank, N.A.	11/16/16	530,322	—
BRL	10,000,000	USD	2,651,816	Standard Chartered Bank	1/5/17	288,060	—
USD	2,199,736	BRL	10,000,000	Standard Chartered Bank	1/5/17	—	(740,140)
USD	1,988,268	EUR	1,807,352	Standard Chartered Bank	1/9/17	—	(46,611)
USD	3,926,912	EUR	3,610,622	Standard Chartered Bank	1/9/17	—	(138,249)
EUR	1,188,904	RON	5,400,000	BNP Paribas	1/30/17	—	(21,389)
EUR	1,410,070	RON	6,391,000	BNP Paribas	1/30/17	—	(21,955)
RON	25,845,300	EUR	5,637,540	JPMorgan Chase Bank, N.A.	1/30/17	161,820	—
RON	1,910,000	EUR	423,926	BNP Paribas	2/3/17	3,678	—
RON	2,293,871	EUR	508,224	BNP Paribas	2/28/17	5,080	—
RON	780,000	EUR	172,452	BNP Paribas	2/28/17	2,137	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	1,870,000	EUR	413,763	Deutsche Bank AG	3/2/17	$4,739	$—
RON	1,746,850	EUR	387,689	Bank of America, N.A.	3/6/17	3,058	—
RON	242,000	EUR	53,682	Bank of America, N.A.	3/6/17	453	—
RON	1,799,000	EUR	399,024	Deutsche Bank AG	3/7/17	3,408	—
RON	1,261,000	EUR	279,911	Deutsche Bank AG	3/7/17	2,143	—
RON	2,560,000	EUR	567,565	BNP Paribas	3/8/17	5,117	—
BRL	1,783,845	USD	506,486	Bank of America, N.A.	4/5/17	5,675	—
BRL	11,532,286	USD	2,993,067	Standard Chartered Bank	4/5/17	317,980	—
USD	570,417	BRL	2,256,000	Bank of America, N.A.	4/5/17	—	(77,305)
USD	4,544,880	BRL	17,975,000	Bank of America, N.A.	4/5/17	—	(615,942)
USD	573,275	BRL	2,040,000	BNP Paribas	4/5/17	—	(12,431)

						$2,504,989	$(2,096,500)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Sep-16	$(1,319,141)	$(1,342,172)	$(23,031)
U.S. 10-Year Treasury Note	4	Short	Sep-16	(517,500)	(532,188)	(14,688)

						$(37,719)

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MNT	-	Mongolian Tugrik

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

USD	-	United States Dollar

VND	-	Vietnamese Dong

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

Principal Amount of Contracts (000’s omitted)						Premiums Received
Currency	CNH	EUR	INR	TRY	USD	USD
Outstanding, beginning of period	—	—	205,193	7,116	—	70,710
Options written	29,365	2,108	—	—	1,979	155,068
Options terminated in closing purchase transactions	—	—	(205,193)	—	—	(55,818)
Options exercised	(29,365)	—	—	(7,116)	—	(30,607)

Outstanding, end of period	—	2,108	—	—	1,979	139,353

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

INR	-	Indian Rupee

TRY	-	New Turkish Lira

USD	-	United States Dollar

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derviative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$44,161	$—
Foreign Exchange	Currency Options Written	—	(44,161)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,504,989	(2,096,500)

Total		$2,549,150	$(2,140,661)

Interest Rate	Financial Futures Contracts*	$—	$(37,719)

Total		$—	$(37,719)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$148,091,936

Gross unrealized appreciation	$1,595,540
Gross unrealized depreciation	(5,747,000)

Net unrealized depreciation	$(4,151,460)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$52,884,500	$—	$52,884,500
Collateralized Mortgage Obligations	—	727,384	—	727,384
Mortgage Pass-Throughs	—	3,505,051	—	3,505,051
Currency Options Purchased	—	44,161	—	44,161
Short-Term Investments -
Foreign Government Securities	—	22,712,017	—	22,712,017
U.S. Treasury Obligations	—	55,495,973	—	55,495,973
Other	—	8,571,390	—	8,571,390
Total Investments	$—	$143,940,476	$—	$143,940,476
Forward Foreign Currency Exchange Contracts	$—	$2,504,989	$—	$2,504,989
Total	$—	$146,445,465	$—	$146,445,465

Liability Description
Currency Options Written	$—	$(44,161)	$—	$(44,161)
Forward Foreign Currency Exchange Contracts	—	(2,096,500)	—	(2,096,500)
Futures Contracts	(37,719)	—	—	(37,719)
Total	$(37,719)	$(2,140,661)	$—	$(2,178,380)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016